Unaudited Interim Condensed Consolidated Statement of Other Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Unaudited Interim Condensed Consolidated Statement of Other Comprehensive Loss [Abstract]
Net loss	$ (2,441)	$ (1,562)
Other comprehensive loss:
Foreign currency translation differences	11	0
Release of cumulative translation adjustment of equity method investment	(4)	0
Other comprehensive income	7	0
Total comprehensive loss	(2,434)	(1,562)
Less: Comprehensive loss attributable to non-controlling interest	(27)	0
Comprehensive loss attributable to United Maritime Corporation	$ (2,407)	$ (1,562)